Members’ Capital (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of summarizes the common unit activities

	Number of Common Shares*	Member’s Capital
Balance, October 31, 2018	40,706,873	$4,701,773
Issued pursuant to conversion of promissory notes	5,465,877	1,451,400
Issued in connection with Technology License Agreement (15.2)	6,600,000	1,574,761
Issued upon exercise of unit purchase options	4,202,429	1,218,784
Issued pursuant to Subscription Receipts	3,771,023	913,968
Balance at date of Transaction (Note 2)	60,746,202	$9,860,686

*	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.